Provisions and Other Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of other provisions [line items]
Other provisions	$ 2,470	$ 1,808
Other environment related provision
Disclosure of other provisions [line items]
Provisions	78	33
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Other provisions	2,234	1,614
Water quality management costs
Disclosure of other provisions [line items]
Other provisions	$ 745
Extended period	100 years
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Other provisions	$ 396	$ 249
Steelmaking Coal | Water quality management costs
Disclosure of other provisions [line items]
Other provisions	$ 411
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0503
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0669
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200